Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts and notes payable
Accounts payable	¥ 295,490		¥ 109,410
Notes payable(a)	163,048		157,016
Total accounts and notes payable	458,538	$ 62,819	266,426
Restricted cash
Accounts and notes payable
Notes payable secured by short-term investments	¥ 24,052		¥ 26,436
Minimum
Accounts and notes payable
Terms of short-term notes payable (in days)	91 days
Maximum
Accounts and notes payable
Terms of short-term notes payable (in days)	92 days